Contractual Obligations and Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Other Contractual Obligations and Commitments
Other Contractual Obligations and Commitments

	Projected Payment Dates 1

(in thousands)	2026	2027 - 2028	2029 - 2030	After 2030	Total

Bank debt 2	$-	$1,500,000	$-	$472,000	$1,972,000

Interest 3	49,411	161,628	34,191	-	245,230

Payments for mineral stream interests, early deposit mineral stream interest & royalties

Salobo	-	8,000	16,000	56,000	80,000

Copper World 4	-	231,151	-	-	231,151

Marmato	41,968	-	-	-	41,968

Santo Domingo	-	290,000	-	-	290,000

El Domo	43,875	87,750	-	-	131,625

Marathon	-	98,522	42,224	-	140,746

Cangrejos	-	-	168,840	-	168,840

Curraghinalt	-	-	-	55,000	55,000

Loma de La Plata	-	-	-	32,400	32,400

Spring Valley	210,000	360,000	-	-	570,000

Kudz Ze Kayah	-	15,000	-	-	15,000

Jervois	16,000	243,000	-	-	259,000

Cotabambas	-	-	-	126,000	126,000

Toroparu	-	-	-	138,000	138,000

Kutcho	-	-	-	58,000	58,000

Spanish Mountain	-	32,500	-	-	32,500

Cipango	-	3,000	-	-	3,000
Equity Investment Commitment(s)	23,115	-	-	-	23,115
Leases liabilities	516	2,010	2,099	4,797	9,422

Total contractual obligations	$384,885	$3,032,561	$263,354	$942,197	$4,622,997

1)	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
2)	At June 30, 2026, the Company had $472 million and $1.5 billion drawn and outstanding on the Revolving Credit Facility and the Term Loan, respectively.
3)
As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at June 30, 2026 does not change until the debt maturity date.

4)	Figure includes contingent transaction costs of $1 million.

Gold [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Gold

Mineral Stream Interests	Attributable Payable Production to be Purchased		Per Ounce Cash Payment 1		Term of Agreement		Date of Original Contract
Constancia	50%		$429	2	Life of Mine		8-Aug-12
Salobo	75%		$433		Life of Mine		28-Feb-13
Sudbury	70%		$400		20 years		28-Feb-13
San Dimas	variable	³	$650		Life of Mine		10-May-18
Stillwater	100%		18%	4	Life of Mine		16-Jul-18
Blackwater	8%	5	35%		Life of Mine		13-Dec-21
Platreef	62.5%	5	$100	5	Life of Mine	5	7-Dec-21	7
Other
Copper World	100%		$450		Life of Mine		10-Feb-10
Marmato	10.5%	5	18%	4	Life of Mine		5-Nov-20
Santo Domingo	100%	5	18%	4	Life of Mine		24-Mar-21
Fenix	22%	6	20%		Life of Mine		15-Nov-21
El Domo	50%	5	18%	4	Life of Mine		17-Jan-22
Marathon	100%	5	18%	4	Life of Mine		26-Jan-22
Goose	2.78%	5	18%	4	Life of Mine		8-Feb-22
Cangrejos	4.4%	5	18%	4	Life of Mine		16-May-23
Curraghinalt	3.05%	5	18%	4	Life of Mine		15-Nov-23
Kudz Ze Kayah	7.375%	5	20%		Life of Mine		22-Dec-21	7
Koné	19.5%	5	20%	8	Life of Mine		23-Oct-24
Kurmuk	6.7%	5	15%		Life of Mine		5-Dec-24
Spring Valley	8%	5	20%	4	Life of Mine		6-Nov-25
Hemlo	10.13%	5	20%		Life of Mine		26-Nov-25
Jervois	75%	5	20%		Life of Mine		1-Apr-26
Early Deposit
Toroparu	10%		$400		Life of Mine		11-Nov-13
Cotabambas	25%	5	$450		Life of Mine		21-Mar-16
Kutcho	100%		20%		Life of Mine		14-Dec-17

1)
The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
5)	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved:
a.	Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold.
b.
Platreef – reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate.

c.	Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold.
d.	Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold.
e.	El Domo – reduced to 33% once the Company has received 145,000 ounces of gold.
f.	Marathon – reduced to 67% once the Company has received 150,000 ounces of gold.
g.	Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces.
h.	Cangrejos – reduced to 2.9% once the Company has received 469,000 ounces of gold.
i.	Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold.
j.
Koné – reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold.

k.
Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached.

l.
Kudz Ze Kayah – reduced to 6.125% once the Company has received 330,000 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 59,800 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 270,200 ounces of gold, thereafter increased to 6.75%.

m.	Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces.
n.	Spring Valley – reduced to 6% once the Company has received 300,000 ounces of gold.

o.
Hemlo – reduced to 6.75% once the Company has received 135,750 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 4.5% once the Company has received an additional 117,998 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule, and commencing in 2033, if deliveries fall behind the agreed schedule by
10,000
ounces or more, the stream percentage will be increased by 5% until deliveries catch up with the agreed schedule. The payable gold will be reduced by half with respect to gold production from certain claims comprising the Interlake deposit.

p.
Jervois – reduced to 37.5% once the Company has received 45,000 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 15,000 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.

6)
On October 21, 2024, the Company amended the Fenix PMPA. Under the original agreement, the Company was to acquire an amount of gold equal to 6% of the gold production until 90,000 ounces have been delivered, 4% of the gold production until the delivery of a further 140,000 ounces and 3.5% gold production thereafter for the life of mine. Under the revised agreement, the Company is entitled to purchase an additional 16% of payable gold production (22% in total) (subject to adjustment if there are delays in deliveries relative to an agreed schedule). Once Rio2 delivers the incremental 95,000 ounces (as adjusted), the stream reverts to the percentages and thresholds under the original Fenix PMPA (as described). Rio2 has a one-time
option to terminate the requirement to deliver the incremental gold production from the end of 2027 until the end of 2029 by delivering 95,000 ounces (as adjusted) less previously delivered gold ounces, excluding those gold ounces which would have been delivered under the original Fenix PMPA.

7)	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs .
8)	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA
a.
if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and

b.	if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.

Silver [member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Silver

Mineral Stream Interests	Attributable Payable Production to be Purchased		Per Ounce Cash Payment 1		Term of Agreement	Date of Original Contract
Peñasquito	25%		$4.62		Life of Mine	24-Jul-07
Constancia	100%		$6.32	²	Life of Mine	8-Aug-12
Antamina	67.5%	5	20%		Life of Mine	3-Nov-15
Blackwater	50%	5	18%	7	Life of Mine	13-Dec-21
Other
Los Filos	100%		$4.81		25 years	15-Oct-04
Zinkgruvan	100%		$4.81		Life of Mine	8-Dec-04
Stratoni	100%		$11.54		Life of Mine	23-Apr-07
Neves-Corvo	100%		$4.60		50 years	5-Jun-07
Aljustrel	100%	3	50%		50 years	5-Jun-07
El Alto	25%		$3.90		Life of Mine	8-Sep-09
Copper World	100%		$3.90		Life of Mine	10-Feb-10
Loma de La Plata	12.5%		$4.00		Life of Mine	n/a	4
Marmato	100%	5	18%	6	Life of Mine	5-Nov-20
Cozamin	50%	5	10%		Life of Mine	11-Dec-20
El Domo	75%		18%	6	Life of Mine	17-Jan-22
Mineral Park	100%		18%	6	Life of Mine	24-Oct-23
Kudz Ze Kayah	7.375%	5	20%		Life of Mine	22-Dec-21	7
Jervois	75%	5	20%		Life of Mine	1-Apr-26
Early Deposit
Toroparu	50%		$3.90		Life of Mine	11-Nov-13
Cotabambas	100%	5	$5.90		Life of Mine	21-Mar-16
Kutcho	100%		20%		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver after the initial 40-year term.
3)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
4)	Terms of the agreement not yet finalized.
5)	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved:
a.
Antamina – reduced to 45%, comprised of 22.5% once the Company has received 140 million ounces of silver under the Glencore Antamina PMPA and 22.5% once the Company has received 100 million ounces of silver under the BHP Antamina PMPA, respectively.

b.	Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver.
c.	Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver.
d.	Cozamin – reduced to 33% once the Company has received 10 million ounces of silver.
e.	Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces.
f.
Kudz Ze Kayah – reduced to 6.125% once the Company has received 43.30 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 7.96 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 35.34 million ounces of silver, thereafter increased to 6.75%.

g.
Jervois – reduced to 37.5% once the Company has received 4.3 million ounces (“Moz”) of silver (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 1.7 Moz of silver (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.

6)	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
7)	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.

Palladium Platinum And Cobalt [Member]
Financial commitment to purchase silver gold and other metals [Line Items]
Summary of Commitments to Purchase Mineral Stream
Per Ounce Cash Payment for Palladium and Platinum and Per Pound for Cobalt

Mineral Stream Interests	Attributable Payable Production to be Purchased	Per Unit of Measurement Cash Payment 1	Term of Agreement	Date of Original Contract

Palladium
Stillwater	4.5% ²	18% ³	Life of Mine	16-Jul-18
Platreef	5.25% ²	30% ²	Life of Mine ²	7-Dec-21	4

Platinum
Marathon	22% ²	18% ³	Life of Mine	26-Jan-22
Platreef	5.25% ²	30% ²	Life of Mine ²	7-Dec-21	4

Cobalt
Voisey’s Bay	42.4% ²	18% ³	Life of Mine	11-Jun-18

1)	The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery.
2)	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved:
a.	Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces.
b.
Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate.

c.	Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum.
d.	Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
3)	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.
4)	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.